Total Equity	6 Months Ended
Jun. 30, 2011
Total Equity
Total Equity

Note 11—Total Equity

(in Millions)	100 Shares Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Total Equity
December 31, 2010	$—	$3,452.0	$(991.1)	$37.8	$16.5	$2,515.2
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder			(60.9)			(60.9)
Translation adjustment changes, net of tax				58.7		58.7
Unrealized holding gains on securities, net of tax				1.2		1.2
Unrealized gain on Euro-denominated debt, net of tax				(14.9)		(14.9)
Defined benefit pension plans, net of tax				14.5		14.5

Total Comprehensive Loss						(1.4)

Net income relating to noncontrolling interest					8.7	8.7
Dividend payment to noncontrolling interest					(10.5)	(10.5)
Dividends paid			(12.4)			(12.4)
Stock-based employee compensation charges, net of tax		16.6				16.6
Employee stock purchase plan		2.0				2.0
Hertz Holdings common shares issued to Directors		1.4				1.4

June 30, 2011	$—	$3,472.0	$(1,064.4)	$97.3	$14.7	$2,519.6

(in Millions)	100 Shares Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Total Equity
December 31, 2009	$—	$3,410.5	$(950.4)	$(3.3)	$17.3	$2,474.1
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder			(143.2)			(143.2)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax				29.0		29.0
Translation adjustment changes, net of tax				(83.2)		(83.2)
Unrealized gain on Euro-denominated debt, net of tax				27.6		27.6
Defined benefit pension plans, net of tax				(0.9)		(0.9)

Total Comprehensive Loss						(170.7)

Dividend payment to noncontrolling interest					(7.6)	(7.6)
Net income relating to noncontrolling interest					8.2	8.2
Dividends paid			(12.5)			(12.5)
Stock-based employee compensation charges, net of tax		19.3				19.3
Proceeds from employee stock purchase plan		1.2				1.2
Hertz Holdings common shares issued to Directors		1.4				1.4

June 30, 2010	$—	$3,432.4	$(1,106.1)	$(30.8)	$17.9	$2,313.4

Accumulated other comprehensive income as of June 30, 2011 and December 31, 2010 includes accumulated translation gains of $173.6 million and $114.9 million, respectively, pension benefits of $(55.8) million and $(70.2) million, respectively, unrealized losses on our Euro-denominated debt of $(21.7) million and $(6.8) million, respectively, and unrealized holding gains of $1.3 million and $0.1 million respectively.